CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Balances due from related parties	$ 463	$ 575
Borrowings	6,011	217
Clarice
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	800	900
Call Options on Minority Interest
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	455	$ 319
Sistemas Globales S.A. | Forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	73
Subsidiaries | Collokia investment
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 100